Average Annual Total Returns - Monongahela All Cap Value Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	15.39%	10.64%	10.39%
Monongahela All Cap Value Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Monongahela All Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.02%	9.52%	9.21%
Monongahela All Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.16%	8.34%	8.27%
Monongahela All Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%